Significant Accounting Policies - Intangible Assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	3 years	4 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years	20 years